Balance Sheets (Unaudited) (USD $)	Aug. 31, 2011	May 31, 2011
CURRENT ASSETS
Cash	$ 273	$ 291
Total Current Assets	273	291
TOTAL ASSETS	273	291
CURRENT LIABILITIES
Accounts payable	3,267	177
Interest payable	176
Notes payable - related party	17,605
Accounts payable - related party	4,500	17,605
Total Current Liabilities	25,548	17,782
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 50,000,000 shares authorized at par value of $0.0001, no shares issued and outstanding
Common stock, 100,000,000 shares authorized at par value of $0.0001, 4,804,000 shares issued and outstanding	480	480
Additional paid-in capital	40,120	40,120
Deficit accumulated during the development stage	(65,875)	(58,091)
Total Stockholders' Equity (Deficit)	(25,275)	(17,491)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 273	$ 291